Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ (40,546)	$ (32,192)	$ (33,878)
Adjustment to reconcile net income to net cash from operating activities:
Net cash from operating activities	40,761	32,654	38,801
Cash flows used for investing activities:
Net cash used for investing activities	(130,496)	(340,982)	(150,764)
Cash flows from financing activities:
Payment to repurchase series B preferred stock			(402)
Net cash from financing activities	216,925	398,802	116,739
CBI[Member]
Operating activities:
Net income	40,546	32,192	33,878
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	2,495	1,925	4,437
Equity in undistributed net earnings of subsidiaries	(21,228)	(18,188)	(22,438)
Net cash from operating activities	21,813	15,929	15,877
Cash flows used for investing activities:
Disposal of minority interest	11,500
Disposal of investment in subsidiary	0		41
Acquisition, net of cash acquired	(50,000)
Net cash used for investing activities	(38,500)		41
Cash flows from financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock			(2)
Proceeds from subordinated debenture, net of issuance costs	73,386
Purchase of treasury stock	(22,309)	(13,454)	(3,909)
Payment to repurchase series B preferred stock			(402)
Cash dividends paid	(8,036)	(7,118)	(7,194)
Net cash from financing activities	43,041	(20,572)	(11,507)
Net change in cash and cash equivalents	26,354	(4,643)	4,411
Cash and cash equivalents at beginning of year	19,446	24,089	19,678
Cash and cash equivalents at end of year	$ 45,800	$ 19,446	$ 24,089